Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	26,874,496
Proposed Maximum Offering Price per Unit	75.34
Maximum Aggregate Offering Price	$ 2,024,724,528.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 279,614.46
Offering Note	The amount registered represents (i) 26,874,496 shares of common stock. The proposed maximum offering price per unit is estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock on the New York Stock Exchange on September 1, 2026, which date is a date within five business days prior to the filing of this registration statement.